dividends per share (Details) - CAD ($) $ / shares in Units, $ in Millions			3 Months Ended								12 Months Ended
	Feb. 12, 2025	Oct. 01, 2019	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Dividends per share
Dividends per share	$ 0.4023		$ 0.4023	$ 0.3891	$ 0.3891	$ 0.3761	$ 0.3761	$ 0.3636	$ 0.3636	$ 0.3511	$ 1.5566	$ 1.4544
Dividends declared			$ 605	$ 578	$ 577	$ 554	$ 550	$ 529	$ 526	$ 506	$ 2,314	$ 2,111
Dividend reinvestment in common shares											$ 655	$ 702
Dividend reinvestment and share purchase plan
Dividends per share
Maximum discount on common shares (as a percent)											5.00%
Offering price discount on Common Shares from Treasury (as a percent)		2.00%